INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	2017	2016	2015
	$	$	$
Loss before income taxes	(5,232)	(5,486)	(7,108)
Corporate tax rate	26.44%	26.59%	26.00%
Expected tax recovery	(1,383)	(1,459)	(1,848)
Increase (decrease) resulting from:
Differences in foreign tax rates and change in statutory tax rates	6,381	(231)	(989)
Impact of foreign exchange rate changes	1,277	506	(3,005)
Change in unrecognized deferred tax assets	(6,507)	1,290	4,509
Stock based compensation and expiry of losses	33	198	509
Non taxable/deductible amounts	199	(304)	824
Deferred income tax recovery	-	-	-

Disclosure of deferred taxes [Table Text Block]
	2017	2016	2015
	$	$	$
Deferred income tax assets
Non-capital losses available	20,998	26,679	26,547
Capital losses available	1,113	1,072	1,072
Resource tax pools in excess of net book value	5,279	4,846	3,726
Share issue costs and others	654	1,171	1,133
Unrecognized deferred tax assets	28,044	33,768	32,478

Disclosure of detailed information about tax pools available [Table Text Block]
As at December 31	2017	2016	2015
	$	$	$
Canada:
Exploration and development expenditures	17,100	16,750	16,657
Unamortized share issue costs	261	292	455
Capital losses	8,242	8,242	8,242
Non-capital losses	33,120	30,783	29,148
	58,723	56,067	54,502
United States:
Exploration and development expenditures	15,883	17,149	18,560
Undeducted expenses	2,760	2,954	2,737
Non-capital losses	53,733	58,247	57,400
	72,376	78,350	78,697
Total	131,099	134,417	133,199

Disclosure of detailed information about expiration of non capital losses for income tax [Table Text Block]
	Canada	United States	Total
	$	$	$
2026	24	2,531	2,555
2027	3,606	3,374	6,980
2028	4,674	253	4,927
2029	3,780	3,266	7,046
2030	2,068	2,775	4,843
2031	2,408	2,794	5,202
2032	4,372	7,606	11,978
2033	2,167	16,215	18,382
2034	3,966	12,665	16,631
2035	2,292	543	2,835
2036	1,815	1,639	3,454
2037	1,948	72	2,020
	33,120	53,733	86,853